Significant Customers (Southwestern Montana Financial Center, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Customers

NOTE 9. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
BlueCross BlueShield	25%	24%	26%	25%
Priority Health	21%	16%	26%	19%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer, including Priority Health and BlueCross BlueShield, could have a material adverse effect on the Company.

NOTE 9. SIGNIFICANT CUSTOMERS

Carriers representing 10% or more of total revenue are presented in the table below:

Insurance Carrier	December 31, 2019	December 31, 2018
BlueCross BlueShield	26.2%	39.5%
Priority Health	19.7%	44.2%

No other single insurance carrier accounted for more than 10% of the Company’s commission revenues. The loss of any significant customer, including Priority Health and BCBS, could have a material adverse effect on the Company.

Southwestern Montana Financial Center, Inc. [Member]
Significant Customers

NOTE 5. SIGNIFICANT CUSTOMERS

For the year ended December 31, 2018, two insurance carriers accounted for 49% and 21%, respectively, of the Company’s commission revenues. For the year ended December 31, 2017, two insurance carriers accounted for 63% and 16%, respectively, of the Company’s commission revenues.